Trade Accounts Receivable - Summary of Financial Assets That Are Either Past Due or Impaired (Detail) - Trade receivables [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 4,220,627	$ 4,614,821
Past due 0 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	951,356	1,062,273
31 to 60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	143,691	75,539
61 to 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,165	24,619
More than 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	582,302	872,547
Financial assets past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,486,712	$ 1,932,391
Average age	38 days	47 days
Financial assets past due but not impaired [member] | Past due 0 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 951,356	$ 1,062,273
Financial assets past due but not impaired [member] | 31 to 60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	143,691	75,539
Financial assets past due but not impaired [member] | 61 to 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,165	24,619
Financial assets past due but not impaired [member] | More than 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	322,500	769,960
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	259,802	102,587
Financial assets impaired [member] | More than 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 259,802	$ 102,587